AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 29, 2004
SECURITIES ACT FILE NO. 33-12213
INVESTMENT COMPANY ACT FILE NO. 811-05037

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 182	[X]
 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]
Amendment No. 183	[X]

(Check Appropriate Box or Boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)
(414) 765-5344
Registrant's Telephone Number, Including Area Code

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

WITH A COPY TO:

Julia Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94103-0441

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b).
[X] on December 2, 2004 pursuant to paragraph (b).
[   ] 60 days after filing pursuant to paragraph (a)(1).
[   ] on   pursuant to paragraph (a)(1).
[   ] 75 days after filing pursuant to paragraph (a)(2).
[   ] on   pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 174 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on September 24, 2004 and pursuant to Rule 485(a)(1) would be come effective on November 23, 2004.

Post-Effective Amendment No. 179 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 30, 2004 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 182 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 2, 2004 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 182 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 29th day of November, 2004.

Professionally Managed Portfolios

By:	Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on November 29, 2004.

Signature	Title

Steven J. Paggioli*	Trustee
Steven J. Paggioli

Dorothy A. Berry*	Trustee
Dorothy A. Berry

Wallace L. Cook*	Trustee
Wallace L. Cook

Carl A. Froebel*	Trustee
Carl A. Froebel

Rowley W. P. Redington*	Trustee
Rowley W. P. Redington

Robert M. Slotky*	President
Robert M. Slotky

Eric W. Falkeis*	Treasurer and Principal Financial and Accounting Officer
Eric W. Falkeis

* By /s/ Eric W. Falkeis Eric W. Falkeis Attorney-in-Fact pursuant to Power of Attorney